Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 1,123	$ 1,012	$ 5,161	$ 1,214	$ 2,204
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization of premiums and discounts on investment securities	24	27	97	130	126
Provision for loan losses	211	190	585	1,821	1,049
Benefit from deferred taxes	89		(357)	(777)	(404)
Net (gain) loss on sales of available for sale securities			(648)	18	(250)
Depreciation and amortization	206	156	666	612	541
Increase in cash surrender value of bank-owned life insurance	(85)
Loan principal sold	(16,040)	(443)	(72,589)	(575)	(46,035)
Proceeds from sales of loans	16,569	451	74,509	1,765	48,823
Net gain on sales of loans	(428)	(8)	(2,020)	(18)	(547)
Equity-based compensation	150	68	343	563	250
Net amortization (accretion) of purchase accounting adjustments	(204)		(80)
Gain on sale of foreclosed real estate		(71)	(63)
Gain on bargain purchase			(1,333)
Net change in:
Deferred loan fees	174	35	479	539	344
Accrued interest receivable	16	(55)	(185)	206	(745)
Other assets	265	435	(502)	(1,432)	274
Accrued expenses and other liabilities	(1,864)	(3,214)	(1,114)	4,101	835
Net cash provided (used) by operating activities	206	(1,417)	2,949	8,167	6,465
Cash flows from investing activities
Proceeds from principal repayments on available for sale securities	110	255	723	1,103	1,143
Proceeds from principal repayments on held to maturity securities	34	60	180	480	233
Net proceeds from sales and calls of available for sale securities	400		10,514	54,973	31,979
Purchases of available for sale securities	(7,247)			(6,997)	(69,026)
Purchase of held to maturity securities			(7,623)
Purchase of bank-owned life insurance			(10,031)
Acquisition, net of cash paid			30,883
Net increase in loans	(24,911)	(28,702)	(77,004)	(162,026)	(80,704)
Purchases of premises and equipment	(1,205)	(94)	(908)	(684)	(96)
Purchase of Federal Home Loan Bank stock		102
Redemption of Federal Home Loan Bank stock			(134)	(1,034)	(84)
Proceeds from sale of foreclosed real estate		981	1,693
Net cash used by investing activities	(32,819)	(27,398)	(51,707)	(114,185)	(116,555)
Cash flows from financing activities
Net change in time certificates of deposit	13,571	(19,428)	66,538	(230)	(1,265)
Net change in other deposits	4,111	37,369	68,772	95,216	59,243
Net proceeds from short term FHLB advances	20,000	7,000
Net repayments from long term FHLB advances	(5,000)	(11,000)
Net (repayments) proceeds from short term FHLB advances			(47,000)	33,000	14,000
Proceeds from issuance of Series C preferred stock					5,900
Proceeds from issuance of common stock		7,325	13,178
Proceeds from exercise of options	191	21	467		18
Dividends paid on preferred stock	(27)	(27)	(111)	(132)	(206)
Net cash provided by financing activities	32,846	21,260	101,844	127,854	77,733
Net increase (decrease) in cash and cash equivalents	233	(7,555)	53,086	21,836	(32,357)
Cash and cash equivalents:
Beginning of year	82,013	28,927	28,927	7,091	39,448
End of period	82,246	21,372	82,013	28,927	7,091
Cash paid for:
Interest	885	640	2,527	3,208	2,952
Income taxes	200	128	2,872	1,984	866
Acquisition of noncash assets and liabilities:
Assets acquired			34,869
Liabilities assumed			(64,446)
Noncash investing and financing activities
Loans transferred to foreclosed real estate			52	962
Series A Preferred Stock
Cash flows from financing activities
Redemption of preferred stock					(4,797)
Series B Preferred Stock
Cash flows from financing activities
Redemption of preferred stock					$ (240)